Revenues	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenues
14	Revenues
Revenues consist of the following:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
SAAS Businesses
Developer Services	113,608	115,006	17,170
Vertical Applications	52,001	46,471	6,938

Total revenues	165,609	161,477	24,108

For the six months ended June 30, 2021 and 2022, revenues recognized at the point in time are RMB98,405 and RMB93,728 (US$13,993), respectively. For the six months ended June 30, 2021 and 2022, revenues recognized over time are RMB67,204 and RMB67,749 (US$10,115), respectively.